Accounts Payable - Summary of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade payables	$ 2,337	$ 1,281
Employee related payables	3,509	3,232
VAT and sales taxes	891	1,394
Total	$ 6,737	$ 5,907